Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,742	$ 2,592
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,021	$ 942